Interests in Joint Ventures	12 Months Ended
Dec. 31, 2024
Interests in Joint Ventures [Abstract]
INTERESTS IN JOINT VENTURES
20.	INTERESTS IN JOINT VENTURES

	As of December 31,
	2024	2023
	US$	US$
Cost of investments in joint ventures	-	(7,988)
Due from joint ventures	-	23,810

	-	15,822

Amounts due from joint ventures are unsecured, interest-free and repayable on demand.

Details of material joint ventures as of December 31, 2023 are as follows:

Name	Place of incorporation	Percentage of ownership interest held by the Company	Principal activity
DHI Holdings (S) Pte Ltd.	Singapore	51%	Hotel operations, hospitality and VIP services

The following table illustrates the summarized financial information in respect of the Singapore hotel companies adjusted for any differences in accounting policies and reconciled to the carrying amount in the consolidated financial statements:

As of December 31, 2023
US$
Total assets	201,025
Total liabilities	(216,689)

Net assets	(15,664)
Proportion of the Group’s ownership	51%

Group’s share of net assets of joint ventures	(7,988)
Due from joint ventures	23,810

Interests in joint ventures	15,822

Addition information of the joint ventures
Cash and cash equivalents	3,516
Amounts due to shareholders	48,280
Bank borrowings	163,438

February 20, 2023 to December 31, 2023
US$
Revenue	24,129

Loss for the period	(4,578)
Other comprehensive loss for the period	(600)

Total comprehensive loss for the period	(5,178)